Income Taxes - Schedule of Deferred Income Tax Liability (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Allowance for doubtful accounts	$ (132,497)	$ (68,211)
Advances from customers	87,666	208,805
Total deferred tax assets	(44,831)	140,594
Deferred tax liabilities:
Total deferred tax liabilities	3,624,051	3,964,280
Deferred tax liabilities, net	3,668,882	3,823,686
Property, plant and equipment [Member]
Deferred tax liabilities:
Total deferred tax liabilities	3,089,311	3,442,332
Intangible assets from Grupo San [Member]
Deferred tax liabilities:
Total deferred tax liabilities	415,850	399,050
Provisions [Member]
Deferred tax liabilities:
Total deferred tax liabilities	71,068	77,604
Prepaid expenses [Member]
Deferred tax liabilities:
Total deferred tax liabilities	$ 47,822	$ 45,294